Supplementary Financial Statement Information (Details) - Schedule of Revenue by Major Customers - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues	$ 244	$ 10,151	$ 331	$ 10,527